Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
Basic and diluted net loss per Class A and Class B ordinary share for the nine months ended September 30, 2019 and 2020 are as follows:

	For the nine months ended September 30,
	2019		2020		2020
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to iQIYI, Inc.	(3,412,357)	(4,417,187)	(2,428,380)	(357,663)	(3,062,367)	(451,038)
Accretion of redeemable noncontrolling interests	—	—	(2,326)	(343)	(2,934)	(432)

Net loss attributable to iQIYI, Inc.’s ordinary shareholders	(3,412,357)	(4,417,187)	(2,430,706)	(358,006)	(3,065,301)	(451,470)

Denominator:
Weighted average number of ordinary shares outstanding, basic	2,222,064,998	2,876,391,396	2,280,906,536	2,280,906,536	2,876,391,396	2,876,391,396

Weighted average number of ordinary shares outstanding, diluted	2,222,064,998	2,876,391,396	2,280,906,536	2,280,906,536	2,876,391,396	2,876,391,396

Net loss per share, basic	(1.54)	(1.54)	(1.07)	(0.16)	(1.07)	(0.16)

Net loss per share, diluted	(1.54)	(1.54)	(1.07)	(0.16)	(1.07)	(0.16)